Consolidated Balance Sheets - USD ($) $ in Millions	Mar. 31, 2024	Mar. 31, 2023
Current assets:
Cash and cash equivalents	$ 1,923.0	$ 1,554.0
Short-term investments	1,000.0	661.0
Accounts receivable, net (including receivables from related parties of $182 and $402 as of March 31, 2024 and 2023, respectively)	781.0	999.0
Contract assets (including contract assets from related parties of $22 and $9 as of March 31, 2024 and 2023, respectively)	336.0	154.0
Prepaid expenses and other current assets	157.0	169.0
Total current assets	4,197.0	3,537.0
Non-current assets:
Property and equipment, net	215.0	185.0
Operating lease right-of-use assets	205.0	206.0
Equity investments (including investments held at fair value of $573 and $592 as of March 31, 2024 and 2023, respectively)	741.0	723.0
Goodwill	1,625.0	1,620.0
Intangible assets, net	152.0	138.0
Deferred tax assets	282.0	139.0
Non-current portion of contract assets	240.0	116.0
Other non-current assets	270.0	202.0
Total non-current assets	3,730.0	3,329.0
Total assets	7,927.0	6,866.0
Current liabilities:
Accrued compensation and benefits and share-based compensation	298.0	589.0
Tax liabilities	147.0	162.0
Contract liabilities (including contract liabilities from related parties of $107 and $135 as of March 31, 2024 and 2023, respectively)	198.0	293.0
Operating lease liabilities	27.0	26.0
Other current liabilities (including payables to related parties of $7 and $17 as of March 31, 2024 and 2023, respectively)	835.0	293.0
Total current liabilities	1,505.0	1,363.0
Non-current liabilities:
Non-current portion of accrued compensation and share-based compensation	20.0	152.0
Deferred tax liabilities	135.0	262.0
Non-current portion of contract liabilities	717.0	807.0
Non-current portion of operating lease liabilities	194.0	193.0
Other non-current liabilities	61.0	38.0
Total non-current liabilities	1,127.0	1,452.0
Liabilities	2,632.0	2,815.0
Commitments and contingencies (Note 19)
Shareholders’ equity:
Ordinary shares, $0.001 par value; 1,088,334,144 shares authorized and 1,040,330,497 shares issued and outstanding as of March 31, 2024; and 1,025,234,000 shares authorized, issued and outstanding as of March 31, 2023	2.0	2.0
Additional paid-in capital	2,171.0	1,216.0
Accumulated other comprehensive income	371.0	376.0
Retained earnings	2,751.0	2,457.0
Total shareholders’ equity	5,295.0	4,051.0
Total liabilities and shareholders’ equity	$ 7,927.0	$ 6,866.0